Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
BALANCE, BEGINNING at Dec. 31, 2017		$ 28,494	$ 12,583	$ (37,936)	$ 3,141
Exercise of options		791	(689)		102
Expiry of options		66	(66)
Share-based payments			305		305
Placement of shares, net of issuance costs of $187 thousand		2,200	23		2,223
Exercise of anti-dilution feature		34			34
Net loss for the period				(3,912)	(3,912)
BALANCE, ENDING at Jun. 30, 2018		31,585	12,156	(41,848)	1,893
BALANCE, BEGINNING at Dec. 31, 2018		41,594	11,805	(49,689)	3,710
Conversion of convertible debentures		224			224
Issuance of shares in a business combination		3,568			3,568
Exercise of options		902			902
Issuance of shares and options to service providers		129	155		284
Expiry of options		187	(187)
Share-based payments			245		245
Net loss for the period				(2,510)	(2,510)
BALANCE, ENDING at Jun. 30, 2019		$ 46,604	$ 12,018	$ (52,199)	$ 6,423